BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2026
Accounting Policies, Accounting Estimates And Errors [Abstract]
BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS	BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED
FINANCIAL STATEMENTS
BASIS OF PREPARATION
The unaudited interim condensed consolidated financial statements for the six and three-month periods ended June 30, 2026 have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards
Board ("IASB"). The Group has prepared the unaudited interim condensed consolidated financial statements on the basis that it will continue to operate as a going concern.
The preparation of these unaudited interim condensed consolidated financial statements has required management to apply accounting policies and methodologies based on complex and subjective judgments, estimates based on past experience and assumptions determined to be reasonable and realistic based on the related circumstances. The use of these judgments, estimates and assumptions affects the amounts reported in the statement of financial position, income statement, statement of cash flows, statement of changes in equity, as well as the notes. The final amounts for items for which estimates and assumptions were made in the unaudited interim condensed consolidated financial statements may differ from those reported in these statements due to the uncertainties that characterize the assumptions and conditions on which the estimates are based.
NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP
The accounting policies adopted in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2025.
A number of new and amended standards became effective as of January 1, 2026, which did not have a material impact on
VEON's unaudited interim condensed consolidated financial statements. The Group has not early adopted any other standards, interpretations or amendments that have been issued but have not yet become effective.